Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventories [Abstract]
Disclosure Of Detailed Information About Inventories

	December 31, 2019	December 31, 2018
Raw materials and consumables	$12,848	$15,547
Work-in-progress	9,848	10,034
Finished goods	3,222	1,460
Service inventory	4,180	2,270
	$30,098	$29,311